Document and Entity Information	Dec. 14, 2021
Cover [Abstract]
Entity Registrant Name	RYDER SYSTEM INC
Amendment Flag	false
Entity Central Index Key	0000085961
Document Type	8-K
Document Period End Date	Dec. 14, 2021
Entity Incorporation State Country Code	FL
Entity File Number	1-4364
Entity Tax Identification Number	59-0739250
Entity Address, Address Line One	11690 NW 105th Street
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33178
City Area Code	(305)
Local Phone Number	500-3726
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	R
Security Exchange Name	NYSE
Entity Emerging Growth Company	false